WARRANTS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 20.07	$ 53.19	$ 40.27	$ 53.19	$ 202.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	3 years 26 days	2 years 4 days	1 year 6 months 3 days	2 years 3 months 7 days
Proceeds from Warrant Exercises			$ 0	$ 1,125,038
Anti-dilution Loss			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued				$ 112.35
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations	163,483	0	204,304
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Granted Weighted Average Exercise Price Issued			$ 73.02
Warrant One [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted				559
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price				$ 90.00
Warrants Issued				15,658
Class of Warrant or Right Expiration years				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued			120.00
Warrant One [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price				$ 120.00
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price				$ 194.00
Warrants Issued				6,275
Warrant Two [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 210.00	$ 210.00
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			52,590	13,464
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued			$ 38.91	$ 44.28
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted				136,388
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued				$ 73.02
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price				$ 37.50
Warrants Issued				2,667
Warrant Ten and Eleven [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price				$ 9.375
Warrants Issued				106,709
Warrant Twelve [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			55.71
Warrant Twelve [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 73.02
Warrant Thirteen [Member]
Class of Warrant or Right [Line Items]
Warrants Issued			6,305
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued			$ 34.50
Warrant Thirteen [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 44.28
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			67,952
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued			$ 55.71
Retained Earnings [Member]
Class of Warrant or Right [Line Items]
Anti-dilution Loss			$ (24,432)	$ (74,086)